Loan Receivable - Schedule of Loans Receivable Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Receivable Recognized [Abstract]
Loans Rreceivable beginning	$ 593,232	$ 483,588
Addition	366,602	84,020
Interest Receivable	6,446
Movement in exchange rates	(11,258)	25,624
Loans receivable ending	$ 955,022	$ 593,232